Equity Based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Equity Based Compensation
Equity Based Compensation

Note 11—Equity Based Compensation

Stock Options

As of December 31, 2013, we had the following options outstanding:

Exercise Price ($)	Outstanding Options	Vested Options	Expiration
2.25	75,000	75,000	2023
2.36	610,000	610,000	2023
130.00	95,000	88,334	2022
144.00	6,000	6,000	2022
212.50	60,300	60,300	2021
	846,300	839,634

We are authorized to issue stock options up to the greater of 1,934,000 or 10% of the Company’s outstanding shares of capital stock pursuant to our approved equity incentive plans. In early November 2013, we issued 685,000 options at exercise prices of $2.25 and $2.36.

Compensation expense for employees is recognized based on the estimated fair value of the awards on their grant date.  The fair value of options issued to non-employees is measured on the earlier of the date the performance is complete or the date the non-employee is committed to perform. In the event the non-employee measurement date occurs after an interim reporting date, the options are measured at their then-current fair value at each interim reporting date.

Fair value for employee and non-employee options is estimated using the Black-Scholes option pricing model. Compensation expense is recognized on a straight-line basis over each grant’s respective vesting period for employees and service period for non-employees. Key inputs and assumptions used in estimating the fair value include our stock price, the grant price, expected term, volatility and the risk-free rate. Other assumptions used in estimating the fair value of awards granted through December 31, 2013 included the following:

Expected Term	0.25 to 9.25 years
Volatility*	113.4% to 165.62%*
Risk-Free Rate	0.04% to 1.73%
Dividend Yield	—

*                 The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

A summary of stock option activity under the Plans as of December 31, 2013 and changes during the nine months then ended is presented below.

Stock Options	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2013	186,160	160.72	—	9.02
Granted	697,000	4.22	—	0
Exercised	—	—	—	—
Forfeited or expired	(36,860)	141.67	—	—
Outstanding at December 31, 2013	846,300	32.66	—	9.59
Vested at December 31, 2013	839,634	31.88	—	9.59

The weighted average grant date fair value of the stock options granted for the nine months ended December 31, 2013 and 2012 was $2.40 and $95.27, respectively.

A summary of the status of the non-vested stock options as of December 31, 2013, and changes during the nine months ended December 31, 2013 is presented below.

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2013	53,883	$99.71
Granted	697,000	2.40
Vested	(730,217)	6.50
Forfeited	(14,000)	130.59
Non-vested at December 31, 2013	6,666	$70.71

As of December 31, 2013, there was $0.2 million of total unrecognized compensation expense related to non-vested share based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted average period of less than one year. The total expense for the fair value of vested grants during the nine months ended December 31, 2013 and 2012 was $1.8 million and $9.7 million, respectively.

Note 13—Equity Based Compensation

Stock Options

Effective August 22, 2011, the Board and the shareholders approved both the 2011 Employee Equity Incentive Plan (“Employee Plan”) and 2011 Director and Consultant Equity Incentive Plan (“Director Plan”). Amendments to increase the allowable shares to be issued under both Plans were approved by shareholders of the Company on August 27, 2012. The amended Employee Plan authorizes the Board, or its designated committee, to issue up to an aggregate of 270,000 shares, of which 177,340 remained available for issuance at March 31, 2013. The amended Director Plan authorizes the Board, or its designated committee, to issue up to an aggregate of 164,000 shares, of which 70,500 remained available for issuance at March 31, 2013. Awards issued under the Plans may include stock options, stock appreciation rights, bonus stock and/or restricted stock. Awards may be settled in cash, stock or a combination thereof, at the discretion of the Board.

Compensation expense for employees is recognized based on the estimated fair value of the awards on their grant date.  The fair value of options issued to non-employees is measured on the earlier of the date the performance is complete or the date the non-employee is committed to perform. In the event the non-employee measurement date occurs after an interim reporting date, the options are measured at their then-current fair value at each interim reporting date.  For both employee and non-employee options, fair value is estimated using the Black-Scholes option pricing model. Compensation expense is recognized on a straight-line basis over each grant’s respective vesting period for employees and service period for non-employees. Key inputs and assumptions used in estimating the fair value include our stock price, the grant price, expected term, volatility and the risk-free rate. Assumptions used in estimating the fair value of awards granted through March 31, 2013 included the following:

Expected term	5.0 to 9.47 years
Volatility*	128.57% to 181.46%*
Risk-free rate	0.63% to 2.00%
Dividend yield	—

*       The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

A summary of stock option activity under the Plans as of March 31, 2013 and changes during the year then ended is presented below.

Stock Options	Shares (000)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2012	68	$212.50	$19,636	7.69
Granted	127	130.66	—	9.01
Exercised	—	—	—	—
Forfeited or expired	(9)	130.00	—	—
Outstanding at March 31, 2013	186	160.71	—	9.02
Vested at March 31, 2013	132	171.67	—	8.87

The weighted average grant date fair value of the stock options granted for the 12 months ended March 31, 2013 and 2012 and for the period August 5, 2010 (Inception) through March 31, 2013 was $95.24, $156.77 and $108.43, respectively.  A total of 43,060 stock options have been forfeited since August 5, 2010 (Inception), while none have expired.

A summary of the status of the non-vested stock options as of March 31, 2013, and changes during the year ended March 31, 2013 is presented below.

Non-vested Stock Options	Shares (000)	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2012	20	$123.48
Granted	127	95.24
Vested	(84)	96.24
Forfeited	(9)	123.10
Non-vested at March 31, 2013	54	99.63

As of March 31, 2013, there was $2.2 million of total unrecognized compensation expense related to non-vested share based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted average period of approximately one year. The total expense for the fair value of vested grants during the 12 months ended March 31, 2013 and 2012 was $10.3 million and $9.7 million, respectively.  For the period August 5, 2010 (Inception) to March 31, 2013 the cumulative expense was $16.9 million.

Warrants Issued for Services

The Company has issued 97,936 warrants to purchase shares of common stock to non-employees in exchange for services, with exercise prices ranging from $62.50 to $251.00.  For these awards, fair value is estimated using the Black-Scholes pricing model.  Expense is recognized on a straight-line basis over each grant’s respective service period. Key inputs and assumptions used in estimating the fair value include our stock price, the grant price, expected term, volatility and the risk-free rate. Assumptions used in estimating the fair value of awards granted through March 31, 2013 included the following:

Expected term	2.0 to 5.0 years
Volatility*	106.22% to 177.26%*
Risk-free rate	0.22% to 1.52%
Dividend yield	—

*          The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

The expense recognized within G&A related to these awards amounted to $5.9 million and nil for the 12 months ended March 31, 2013 and 2012 and $5.9 million for the cumulative period ended March 31, 2013.

The Company is currently committed to issuing an additional 800 warrants for services in the next twelve months under an existing consulting contract. Refer to Note 16—Commitments and Contingencies for additional information.